PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets Net
Schedule of prepaid expenses and other current assets, net

	As of December 31,
	2023	2024
	$US	$US
Deductible value-added tax	229,448	573,740
Advance to suppliers	118,173	57,822
Prepaid expenses	26,030	104,758
Deposits	111,726	92,549
Advance to staff	25,415	43,884
Total prepaid expenses and other current assets, gross	510,792	872,753
Less: provision for credit loss	(6,878)	—
Total prepaid expenses and other current assets, net	503,914	872,753